SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
Detail of contributed capital by controlling shareholders
In Thousands of US Dollars and shares
Description	2025	2024	2023
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	102,040	94,540	93,540
Dollars	$173,883	$173,876	$173,816